20. Provisions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfProvisionsLineItems [Line Items]
Other Provisions	R$ 899,594	R$ 609,189	R$ 790,215
Provision For Legal Proceedings [Member]
DisclosureOfProvisionsLineItems [Line Items]
Other Provisions	247,460	207,597	R$ 205,532
Civil Lawsuits [Member]
DisclosureOfProvisionsLineItems [Line Items]
Other Provisions	64,005	67,528
Labor Lawsuits [Member]
DisclosureOfProvisionsLineItems [Line Items]
Other Provisions	181,556	137,071
Taxes [Member]
DisclosureOfProvisionsLineItems [Line Items]
Other Provisions	R$ 1,899	R$ 2,998